Acquisition (Schedule of Estimated Future Amortization Expense Associated With Intangible Assets Acquired) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
2013	€ 5,696
2014	4,046
2015	2,499
SEAS [Member]
Business Acquisition [Line Items]
2013	1,012
2014	1,012
2015	€ 1,012